26. EMPLOYEE BENEFITS (Details 18) R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$)
Disclosure of defined benefit plans [line items]
Benefit payments of the defined benefit plans	R$ 3,156,089
Post-employment healthcare benefits
Disclosure of defined benefit plans [line items]
Benefit payments of the defined benefit plans	860,738
Post-employment healthcare benefits | Year 1
Disclosure of defined benefit plans [line items]
Benefit payments of the defined benefit plans	75,009
Post-employment healthcare benefits | Year 2
Disclosure of defined benefit plans [line items]
Benefit payments of the defined benefit plans	78,161
Post-employment healthcare benefits | Year 3
Disclosure of defined benefit plans [line items]
Benefit payments of the defined benefit plans	81,121
Post-employment healthcare benefits | Year 4
Disclosure of defined benefit plans [line items]
Benefit payments of the defined benefit plans	83,850
Post-employment healthcare benefits | Year 5
Disclosure of defined benefit plans [line items]
Benefit payments of the defined benefit plans	86,296
Post-employment healthcare benefits | Next 5 years
Disclosure of defined benefit plans [line items]
Benefit payments of the defined benefit plans	R$ 456,301